Contingent Assets & Liabilities and Commitments (Details)	Feb. 13, 2024 USD ($) $ / shares shares
Contingent assets & Liabilities Commitments [Line Items]
Cash payment | $	$ 100,000
Issue of share capital | shares	20,000
Issue price per share | $ / shares	$ 5